CONCENTRATIONS	12 Months Ended
Dec. 31, 2017
CONCENTRATIONS [Text Block]

22. CONCENTRATIONS

For the year ended December 31, 2017, one customer accounted for greater than 10% of revenue. For the year ended December 31, 2016, three customers each accounted for greater than 10% of revenue. For the years ended December 31, 2015, no customer accounted for greater than 10% of revenue. However, for the years ended December 31, 2017, 2016, and 2015, the Company’s top five customers accounted for 47%, 72%, and 21% of the Company’s revenues from continuing operations, respectively.

The Company’s top five customers accounted for 46% of accounts receivable as of December 31, 2017, of which two customers each accounted for greater than 10% or more of accounts receivable. The Company’s top five customers accounted for 95% of accounts receivable as of December 31, 2016, of which three customers each accounted for greater than 10% or more of accounts receivable.

For the year ended December 31, 2017, 2016 and 2015, approximately 98%, 79%, and 63%, respectively, of total inventory purchases were from five unrelated suppliers. Five suppliers each accounted for greater than 10% of total inventory purchases in 2017, and four suppliers each accounted for greater than 10% of total inventory purchases in 2016 and 2015.